N-4	Mar. 07, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCT C OF NORTHWESTERN MUT LIFE INS CO
Entity Central Index Key	0000790163
Entity Investment Company Type	N-4
Document Period End Date	Mar. 07, 2024
Amendment Flag	false
Individual Flexible Payment Variable Annuity Network Edition
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective March 1, 2024, Appendix A – Portfolios Available under Your Contract is amended to reflect the following information for the Fidelity® VIP Mid Cap Portfolio – Initial Class, and the Fidelity® VIP Contrafund® Portfolio – Initial Class, respectively, to reflect a restatement of the funds’ current expenses:
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.57%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.56%	-26.31%	8.66%	11.43%
.Please retain this Supplement for future reference. This Supplement is dated March 7, 2024.
Prospectuses Available [Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
				1 Year	5 Year	10 year
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]	Fidelity Management & Research Company LLC (FMR)[4]	0.57%	-14.74%	5.95%	9.96%
Long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio – Initial Class[2]	Fidelity Management & Research Company/FMR Co., Inc.[4]	0.56%	-26.31%	8.66%	11.43%

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Name [Text Block]	Portfolio
Individual Flexible Payment Variable Annuity Network Edition | FidelityVIPMidCapPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio – Initial Class[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Individual Flexible Payment Variable Annuity Network Edition | FidelityVIPContrafundPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio – Initial Class[2]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Co., Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%